CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 92,697,098	$ 203,635,798
Restricted cash	11,600,321	64,097
Accounts receivable, net of allowance for doubtful accounts of $nil and $1,202,940 as of December 31, 2010 and 2011	22,744,972	15,180,002
Prepaid expenses and other current assets	11,152,142	4,995,175
Advances to suppliers	2,846,797	4,949,693
Inventories	24,176,109	11,239,762
Amount due from related party	9,887,310	903,616
Deferred tax assets - current	4,348,146	770,126
Total current assets	179,452,895	241,738,269
Property, plant and equipment, net	636,474,691	399,558,053
Prepaid land use rights	35,316,414	8,597,548
Deferred tax assets	17,900,704	918,034
Other non-current assets	9,331,938	159,035
TOTAL ASSETS	878,476,642	650,970,939
Current liabilities:
Short-term borrowings, including current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of the consolidated variable interest entity without recourse to the Company of $18,175,440 and $19,030,680 as of December 31, 2010 and 2011, respectively)	111,805,245	71,600,632
Accounts payable	15,036,867	4,302,117
Advances from customers	26,060,543	45,604,506
Payables for purchases of property, plant and equipment (including payables for purchase of property, plant and equipment of the consolidated variable interest entity without recourse to the Company of $1,739,404 and $nil as of December 31, 2010 and 2011, respectively)	37,144,590	16,701,144
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of $1,036,807 and $519,064 as of December 31, 2010 and 2011, respectively)	9,164,522	19,428,269
Amount due to related party (including amount due to related party of the consolidated variable interest entity without recourse to the Company of $nil and $73,516 as of December 31, 2010 and 2011, respectively)	3,159,356
Income tax payable	15,469,820	13,373,181
Total current liabilities	217,840,943	171,009,849
Long-term borrowings (including long-term borrowings of the consolidated variable interest entity without recourse to the Company of $49,982,460 and $33,303,690 as of December 31, 2010 and 2011, respectively)	165,646,211	83,001,176
Long-term payables for purchase of property, plant and equipment	4,157,836
Advance from customers	12,507,801
Deferred government subsidies	25,853,179
Amount due to related party (including amount due to related party of the consolidated variable interest entity without recourse to the Company of $70,071 and $nil as of December 31, 2010 and 2011, respectively)		397,241
Accrued warranty cost	444,445	139,839
Total liabilities	426,450,415	254,548,105
Commitments (Note 16)
Daqo New Energy Corp. shareholders' equity:
Ordinary shares; $0.0001 par value 500,000,000 shares authorized as of December 31, 2010 and 2011; 175,714,103 shares issued and outstanding as of December 31, 2010 and 2011	17,571	17,571
Additional paid in capital	142,511,581	140,305,556
Retained earnings	150,204,956	116,881,004
Accumulated other comprehensive income	18,444,123	6,276,868
Total Daqo New Energy Corp. shareholders' equity	311,178,231	263,480,999
Noncontrolling interest	140,847,996	132,941,835
Total equity	452,026,227	396,422,834
TOTAL LIABILITIES AND EQUITY	$ 878,476,642	$ 650,970,939